SHARE-BASED COMPENSATION ARRANGEMENTS (Detail Textuals) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Share	Dec. 31, 2022 USD ($) Share	Dec. 31, 2021 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period vesting conditions	between 0.5-4 years
Number of options outstanding	3,705,000	4,772,000	6,026,000
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense recognized to employees | $	$ 2,429	$ 5,867
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year	353,000	777,000
Restricted Share Units | Executives and employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year	352,800	777,448
Restricted Share Units | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense recognized to employees | $	$ 13,356	$ 31,923
Performance Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year	143,700	168,048
Performance Stock Units | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense recognized to employees | $	$ 3,384	$ 12,715